Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others		¥ 799,800	¥ 672,600	¥ 408,400
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net		6,300	46,300	23,300
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)		(209,900)	(183,300)	(30,700)
Gains on reversal of reserves for possible losses on loans, and others		4,900	11,600	11,200
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others		10,100	126,600	259,900
Net extraordinary gains (losses)		115,900	(19,200)	(497,900)
Others		(74,900)	(35,900)	(57,900)
Income before income tax expense under Japanese GAAP		652,200	618,700	116,300
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities		(86,400)	111,200	45,300
Investments		523,500	(480,900)	(273,300)
Loans		(16,900)	(3,000)	(11,900)
Allowances for credit losses	[1]	83,300	700	(5,800)
Premises and equipment		(56,500)	(96,100)	303,600
Land revaluation		6,400	2,100	10,200
Business combinations		(1,000)	6,000	(12,800)
Pension liabilities		(153,200)	(56,700)	(32,200)
Consolidation of variable interest entities		104,600	39,300	(39,000)
Foreign currency translation		(31,500)	17,300	1,700
Others		4,300	(5,100)	(17,000)
Income before income tax expense		¥ 1,028,764	¥ 153,490	¥ 85,060

[1]	The MHFG Group adopted ASU No.2016-13, 2019-04, 2019-05, and 2019-11 on April 1, 2020. Allowances for credit losses for the fiscal year ended March 31, 2021 substitute allowances for loan losses and off-balance-sheet instruments for the fiscal years ended March 31, 2019 and 2020. See Note 2 “Issued accounting pronouncements” for further details.